Farm Bureau Financial Services
5400 University Avenue
West Des Moines, IA 50266

VIA EDGAR

September 5, 2014

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	Farm Bureau Life Annuity Account
	File No 33-67538, 333-87632, 811-7974 and 333-148212

Commissioners:

On behalf of Farm Bureau Life Annuity Account (the Account), we are transmitting for filing under the Investment Company Act of 1940 (the Act), electronic copies of the cover letters forwarded to variable contract owners with the most recent semi-annual report for the funds available under the variable contracts. Pursuant to Rule 0-4 under the Act, incorporated herein by reference is the most recent annual report for the following funds:
	American Century Investments
	Calvert Asset Management Company
        Columbia Funds Variable Insurance Trust
	The Dreyfus Corporation
	DWS Investments
	Federated Insurance Series
	Fidelity Variable Insurance Products Fund
	Franklin Templeton Investments
	JPMorgan Asset Management
	T. Rowe Price

If you have any questions about this filing, please contact the undersigned at 515-226-6802.

Sincerely,

/s/ Sara Tamisiea

Sara Tamisiea
Compliance Assistant, Investment Compliance